Debt - Outstanding Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 91
2020	57
2021	68
2022	70
2023	523
2024 and thereafter	138
Total debt not subject to compromise	$ 947	$ 996